Personnel expenses - Employee equality and diversity (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Percentage of allocation of women on the Board of Directors	50.00%	63.00%	63.00%
Percentage of allocation of men on the Board of Directors	50.00%	37.00%	37.00%
Percentage of allocation of women in executive management	45.00%	42.00%	45.00%
Percentage of allocation of men in executive management	55.00%	58.00%	55.00%
Percentage of allocation of women in management positions	50.00%	53.00%	52.00%
Percentage of allocation of men in management positions	50.00%	47.00%	48.00%
Percentage of allocation of women employees in total	47.00%	48.00%	48.00%
Percentage of allocation of men employees in total	53.00%	52.00%	52.00%